Statements of Combined Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$ 19,399	[1]	$ (32,117)	[1]	$ (29,990)	[1]
Adjustments to reconcile net income (loss) to net cash from (used in) operating activities:
Depreciation and amortization expenses	10,127	[1]	10,056	[1]	10,876	[1]
Amortization of debt issuance costs	420	[1]	0	[1]	0	[1]
Unit-based compensation expense	479	[1]	0	[1]	0	[1]
Loss on asset disposals	26	[1]	830	[1]	1,114	[1]
Changes in current assets:
Receivables - trade	(409)	[1]	(218)	[1]	68	[1]
Receivables - affiliate	(5,648)	[1]	0	[1]	0	[1]
Prepayments and other current assets	(773)	[1]	0	[1]	0	[1]
Changes in current liabilities:
Accounts payable - trade	1,532	[1]	202	[1]	(28)	[1]
Accounts payable - affiliate	2,846	[1]	(629)	[1]	(309)	[1]
Accrued liabilities and deferred revenue	2,820	[1]	(1,573)	[1]	983	[1]
Changes in other noncurrent assets and liabilities	(2,341)	[1]	2,418	[1]	(3,659)	[1]
Net cash from (used in) operating activities	28,478	[1]	(21,031)	[1]	(20,945)	[1]
CASH FLOWS USED IN INVESTING ACTIVITIES:
Capital expenditures	(13,765)	[1]	(4,711)	[1]	(13,909)	[1]
Net cash used in investing activities	(13,765)	[1]	(4,711)	[1]	(13,909)	[1]
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Proceeds from issuance of common units, net of underwriters' discount	294,328	[1]	0	[1]	0	[1]
Distributions to General Partner	(50,371)	[1]	0	[1]	0	[1]
Distributions to Common Unitholders - Public	(8,893)	[1]	0	[1]	0	[1]
Distributions to Common unitholders - Tesoro	(70,107)	[1]	0	[1]	0	[1]
Distributions to Subordinated unitholders	(222,426)	[1]	0	[1]	0	[1]
Borrowings under revolving credit agreement	50,000	[1]	0	[1]	0	[1]
Offering costs	(6,196)	[1]	0	[1]	0	[1]
Deferred debt issuance costs	(1,852)	[1]	0	[1]	0	[1]
Sponsor contributions of equity to the Predecessors	16,461	[1]	25,742	[1]	34,854	[1]
Reimbursement of capital expenditures by Sponsor	2,669	[1]	0	[1]	0	[1]
Net cash from financing activities	3,613	[1]	25,742	[1]	34,854	[1]
INCREASE IN CASH AND CASH EQUIVALENTS	18,326	[1]	0	[1]	0	[1]
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	0	[1]	0	[1]	0	[1]
CASH AND CASH EQUIVALENTS, END OF YEAR	18,326	[1]	0	[1]	0	[1]
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Interest paid, net of capitalized interest	1,165	[1]	0	[1]	0	[1]
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Capital expenditures included in accounts payable at period end	4,182	[1]	604	[1]	848	[1]
Receivable from affiliate for capital expenditures	3,069	[1]	0	[1]	0	[1]
Transfer of property, plant and equipment from Sponsor, net of accumulated depreciation	4,399	[1]	0	[1]	0	[1]
Working capital requirements retained by Sponsor	$ 4,389	[1]	$ 0	[1]	$ 0	[1]

[1]	Adjusted to include the historical results of the Martinez Crude Oil Marine Terminal. See Notes A and C for further discussion.